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                                 AIM STOCK FUNDS


                              INVESCO DYNAMICS FUND
          Investor Class, Class A, Class B, Class C and Class K Shares

                                       and

                        INVESCO SMALL COMPANY GROWTH FUND
          Investor Class, Class A, Class B, Class C and Class K Shares

                       Supplement dated December 15, 2003
                   to the Prospectus dated November 25, 2003,
                        as supplemented December 4, 2003


The following replaces the first paragraph under the heading "INVESCO Dynamics Fund-Investor Class, Class A, B, C, and K" on page 3 of the prospectus.

              "The Fund seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the mostrecent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."


The following replaces the first paragraph under the heading "INVESCO Small Company Growth Fund- Investor Class, Class A, B, C, and K" on page 3 of the prospectus.

              "The Fund seeks long-term capital growth. It normally invests 80% of its net assets in small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy."

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                           INVESCO MID-CAP GROWTH FUND

          Investor Class, Class A, Class B, Class C and Class K Shares

                       Supplement dated December 15, 2003
                   to the Prospectus dated November 25, 2003,
                       as supplemented on December 4, 2003

The following replaces the second paragraph under the heading "Investment Goals, Strategies, And Risk" on page 2 of the prospectus.

              "The Fund normally invests at least 80% of its net assets in common stocks of mid-sized companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month."

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                              INVESCO DYNAMICS FUND

                           Institutional Class Shares

                       Supplement dated December 15, 2003
                   to the Prospectus dated November 25, 2003,
                        as supplemented December 4, 2003

The following replaces the second paragraph under the heading "Investment Goals, Strategies, and Risks" on page 2 of the prospectus.

              "The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."

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                           INVESCO MID-CAP GROWTH FUND

                           Institutional Class Shares

                       Supplement dated December 15, 2003
                   to the Prospectus dated November 25, 2003,
                        as supplemented December 4, 2003

The following replaces the second paragraph under the heading "Investment Goals, Strategies, And Risk" on page 2 of the prospectus.

              "The Fund normally invests at least 80% of its net assets in common stocks of mid-sized companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month."